Fair value measurement - Summary of Valuation Inputs To The Fair Value of Purchase Options (Detail) - Purchase Options [Member] - Customers	Jun. 07, 2022	Mar. 16, 2022	Dec. 31, 2021
Spot Price Per Share [Member] | Unlisted Software Company [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets			392
Spot Price Per Share [Member] | Mega E [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		437,000	397,000
Spot Price Per Share [Member] | MOMA [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	253
Historical volatility for shares, measurement input [member] | Unlisted Software Company [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets			15
Historical volatility for shares, measurement input [member] | Mega E [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		1	92